INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

14. INVENTORIES

	December 31	December 31
($ millions)	2021	2020
Crude oil(1)	1 501	1 429
Refined products	1 820	1 322
Materials, supplies and merchandise	789	866
	4 110	3 617
(1)	Includes $110 million of inventories held for trading purposes (2020 – $154 million), which are measured at fair value less costs to sell based on Level 1 and Level 2 fair value inputs.

During 2021, purchased product inventories of $14.7 billion (2020 – $9.4 billion) were recorded as an expense.